Consolidated Statements of Stockholders' Equity (Deficit) (Parenthetical) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 02, 2011	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010
Common Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001	$ 0.0001
Net Of Stock Issuance Cost		$ 105,168	$ 1,826,718	$ 502,235
Equity Par Value Of Company	$ 0.0001
Financial Cost Of Stock Issued For Services					$ 4,387